Offerings	Oct. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable pursuant to the Retension Pharmaceuticals, Inc. 2024 Stock Incentive Plan, as amended (the "2024 Plan")
Amount Registered | shares	1,229,938
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 2,582,869.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 224.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Retension Pharmaceuticals, Inc. (the “Registrant”) that become issuable under the 2024 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Represents shares of common stock issuable upon the exercise of outstanding equity awards under the 2024 Plan as of the date of this Registration Statement. No further grants will be made under the 2024 Plan. From and following the effective date of the 2026 Plan (the “Effective Date”), to the extent that any stock options outstanding under the 2024 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest (including voluntary cancellation), or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan. See footnote 2 below.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act, and based on $2.10, the weighted average exercise price (rounded to the nearest cent) of the outstanding option awards under the 2024 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Retension Pharmaceuticals, Inc. 2026 Equity Incentive Plan (the "2026 Plan")
Amount Registered | shares	999,845
Proposed Maximum Offering Price per Unit	10.63
Maximum Aggregate Offering Price	$ 10,628,352.35
Fee Rate	0.0087%
Amount of Registration Fee	$ 924.67
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Represents shares of common stock reserved for issuance under the 2026 Plan. The 2026 Plan provides that the number of shares reserved for issuance thereunder will automatically increase on January 1st of each calendar year commencing after the Effective Date and ending on (and including) January 1, 2036, by a number of shares of the Registrant’s common stock equal to the lesser of (A) five percent (5%) of the aggregate number of shares of the Registrant’s common stock outstanding on December 31 of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of the Registrant’s common stock that were granted under the 2026 Plan and remain unvested and subject to forfeiture as of the relevant December 31, or (B) a lesser number of shares of the Registrant’s common stock determined by the Registrant’s board of directors or its Compensation Committee prior to the relevant January 1st (which may be no shares). Shares resulting from any such increase are not being registered hereby. In addition, from and following the Effective Date, to the extent that any stock options outstanding under the 2024 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest (including voluntary cancellation), or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan. See footnote 1 above.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $10.63 per share, which was the average of the high and low prices of Registrant’s common stock as reported on The Nasdaq Stock Market LLC on October 9, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Retension Pharmaceuticals, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP")
Amount Registered | shares	83,320
Proposed Maximum Offering Price per Unit	10.63
Maximum Aggregate Offering Price	$ 885,691.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 77.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2026 ESPP by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Represents shares of common stock reserved for issuance under the 2026 ESPP. The 2026 ESPP provides that the number of shares reserved for issuance thereunder will automatically increase on January 1 of each year in an amount equal to the lesser of: (i) one percent (1%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, (ii) 83,320 shares of common stock or (iii) an amount determined by the Registrant’s board of directors. Shares resulting from any such increase are not being registered hereby.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are calculated based on $10.63 per share, which was the average of the high and low prices of Registrant’s common stock as reported on The Nasdaq Stock Market LLC on October 9, 2026.